Share-based Compensation - Expense allocation (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 613,449	¥ 126,895
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	22,065	3,575
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	217,456	32,595
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 373,928	¥ 90,725